Related parties (Detail 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Entity [Table]
Carrying amount at the beginning of the year	$ 251	$ 630
Additions	402	133
Reductions	(438)	(497)
Foreign currency translation	1	(14)
Carrying amount at the end of the year	217	251
of which: unsecured loans	209	243
Other transactions with associates and joint ventures
Payments to associates and joint ventures for goods and services received	138	157
Fees received for services provided to associates and joint ventures	4	104
Liabilities to associates and joint ventures	90	127
Commitments and contingent liabilities to associates and joint ventures	7	7
UBS AG
Entity [Table]
Carrying amount at the beginning of the year	251	630
Additions	402	133
Reductions	(438)	(497)
Foreign currency translation	1	(14)
Carrying amount at the end of the year	217	251
of which: unsecured loans	209	243
Other transactions with associates and joint ventures
Payments to associates and joint ventures for goods and services received	138	157
Fees received for services provided to associates and joint ventures	4	104
Liabilities to associates and joint ventures	90	127
Commitments and contingent liabilities to associates and joint ventures	$ 7	$ 7